Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Accounting Policies [Abstract]
Loss Per Share
	THREE MONTHS ended NOVEMBER 30,
	2017	2016

Issued shares beginning of year	724,370,720	22,392,729
Weighted average issuances	135,249	452,517,774
Basic weighted average common shares, end of year	724,505,969	474,910,503

	Years ended AUGUST 31,
	2017	2016

Issued shares beginning of year	22,392,729	356,400
Weighted average issuances	608,854,246	22,036,329
Basic weighted average common shares, end of year	631,246,975	22,392,729